Financial Instruments and Risk Management - Schedule of Exposure to Exchange Rates Risk (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2023
Disclosure of financial instruments by type of interest rate [line items]
Percentage of estimated IPCA inflation index	4.23%
Percentage of estimated IGPM inflation index	3.81%
Probable Ccenario [Member]
Disclosure of financial instruments by type of interest rate [line items]
Percentage of estimated IPCA inflation index	4.23%
Percentage of estimated IGPM inflation index	3.81%
Adverse Scenario [Member]
Disclosure of financial instruments by type of interest rate [line items]
Percentage of estimated IPCA inflation index	6.86%
Percentage of estimated IGPM inflation index	5.09%